Loans and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Loans and Financial Liabilities [Abstract]
Schedule of Loans and Financial Liabilities	Bank Loans
	December 31,
	2023	2022
	U.S. Dollars in thousands

Bank loans (1)	-	17,407
Less current maturities of bank loans	-	4,444
Total Long term bank loans	$-	$12,963

On November 15, 2021, the Company secured a $40,000 thousand credit facility from Bank Hapoalim, an Israeli bank. The credit facility comprised of the following:

Schedule of Financial Liabilities	Financial liabilities originated or assumed through business combinations
	December 31,
	2023	2022
	U.S. Dollars in thousands

Contingent consideration (1)	21,855	23,534
Assumed liabilities (2)	46,375	61,016
Less current maturities	(14,996)	(29,708)
Total Long term contingent consideration and assumed liabilities	$53,234	54,842
(1)

The fair value of the contingent consideration was $21,855 thousand and $23,534 thousand as of December 31, 2023, and December 31, 2022, respectively. During the year ended December 31, 2023, the Company paid the first sales milestone in the amount of $3,000 thousand, which was accounted for as a reduction of the liability. The Company accounted for $1,321 thousand, $1,539 thousand, and $290 thousand, for the years ended December 31, 2023, 2022 and 2021, respectively as financing expenses in the statement of profit and loss to reflects the changes in the fair value of the liability.

Through December 31, 2023, the second sales threshold was met, and the second milestone payment was paid during February 2024. Refer to Note 5b and Note 18 for details on the contingent consideration.

(2)

The assumed liabilities are measured at amortized cost. The decrease in the balance of the assumed liabilities reflects the changes in time value and changes in expected payments.

The value of the assumed liabilities was $46,375 thousand and $61,016 thousand as of December 31, 2023, and 2022, respectively. During the years ended December 31, 2023, and 2022, the Company paid a total of $14,300 thousand and $5,626 thousand on account of such assumed liabilities. The Company accounted for $341 thousand of financing income and $4,727 thousand, and $704 thousand of financing expenses for the years ended December 31, 2023, 2022 and 2021, respectively to reflects the changes in the value of the assumed liabilities.